UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Taconic Capital Advisors LP
Address: 450 Park Avenue, 9th Floor
         New York, NY  10022

13F File Number:  028-12492

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alyssa Yavner
Title:     Chief Financial Officer
Phone:     (212) 209-3100

Signature, Place, and Date of Signing:

  /s/ Alyssa Yavner     New York, NY     February 10, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    38

Form 13F Information Table Value Total:    $1,852,625 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-12491                     Taconic Capital Advisors UK LLP

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3COM CORP                      COM              885535104    86250 11500000 SH       DEFINED 01           11500000        0        0
ARCELORMITTAL SA LUXEMBOURG    NOTE 5.000% 5/1  03938LAK0    50802 30500000 PRN      DEFINED 01                  0        0 30500000
ASSURED GUARANTY LTD           COM              G0585R106       13   500000 SH  PUT  DEFINED 01                  0        0   500000
BANK OF AMERICA CORPORATION    COM              060505104     1506   100000 SH       DEFINED 01             100000        0        0
BANK OF AMERICA CORPORATION    COM              060505104      630   400000 SH  CALL DEFINED 01                  0        0        0
BANK OF AMERICA CORPORATION    UNIT 99/99/9999  060505419   298400 20000000 PRN      DEFINED 01                  0        0 20000000
BJ SVCS CO                     COM              055482103    38130  2050000 SH       DEFINED 01            2050000        0        0
BURLINGTON NORTHN SANTA FE C   COM              12189T104   557203  5650000 SH       DEFINED 01            5650000        0        0
CIT GROUP INC                  COM NEW          125581801    65250  2363280 SH       DEFINED 01            2363280        0        0
DIGITALGLOBE INC               COM NEW          25389M877     8470   350000 SH       DEFINED 01             350000        0        0
DRYSHIPS INC.                  NOTE 5.000%12/0  262498AB4     7671  7500000 PRN      DEFINED 01                  0        0  7500000
E TRADE FINANCIAL CORP         COM              269246104     7000  4000000 SH       DEFINED 01            4000000        0        0
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106    90972  1900000 SH       DEFINED 01            1900000        0        0
INTL PAPER CO                  COM              460146103      190   200000 SH  CALL DEFINED 01                  0        0        0
JPMORGAN CHASE & CO            COM              46625H100    13543   325000 SH       DEFINED 01             325000        0        0
JPMORGAN CHASE & CO            COM              46625H100     2705  1000000 SH  CALL DEFINED 01                  0        0        0
KEARNY FINL CORP               COM              487169104     9576   950000 SH       DEFINED 01             950000        0        0
LUCENT TECHNOLOGIES INC        DBCV 2.875% 6/1  549463AH0    40850 47705000 PRN      DEFINED 01                  0        0 47705000
MBIA INC                       COM              55262C100      995   250000 SH       DEFINED 01             250000        0        0
MBIA INC                       COM              55262C100      525   500000 SH  PUT  DEFINED 01             500000        0        0
MOSAIC CO                      COM              61945A107    53757   900000 SH       DEFINED 01             900000        0        0
NORFOLK SOUTHERN CORP          COM              655844108       56   250000 SH  CALL DEFINED 01                  0        0        0
NORFOLK SOUTHERN CORP          COM              655844108     2621    50000 SH       DEFINED 01              50000        0        0
PEPSI BOTTLING GROUP INC       COM              713409100    93750  2500000 SH       DEFINED 01            2500000        0        0
POTASH CORP SASK INC           COM              73755L107     1433   365000 SH  CALL DEFINED 01                  0        0        0
QWEST COMMUNICATIONS INTL IN   COM              749121109     3113   739500 SH       DEFINED 01             739500        0        0
QWEST COMMUNICATIONS INTL IN   COM              749121109     5800  1000000 SH  PUT  DEFINED 01            1000000        0        0
RASER TECHNOLOGIES INC         COM              754055101     2214  1800000 SH       DEFINED 01            1800000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    17050  2000000 SH  CALL DEFINED 01                  0        0        0
STAR SCIENTIFIC INC            COM              85517P101      140   200000 SH       DEFINED 01             200000        0        0
TARGET CORP                    COM              87612E106      108   300000 SH  CALL DEFINED 01                  0        0        0
TWO HBRS INVT CORP             *W EXP 07/13/201 90187B119      430  1000000 SH       DEFINED 01            1000000        0        0
TWO HBRS INVT CORP             COM              90187B101    11760  1200000 SH       DEFINED 01            1200000        0        0
U S G CORP                     COM NEW          903293405     1597   113700 SH       DEFINED 01             113700        0        0
UNION PAC CORP                 COM              907818108      939    14700 SH       DEFINED 01              14700        0        0
UNION PAC CORP                 COM              907818108       38   500000 SH  CALL DEFINED 01                  0        0        0
UNITED STATES STL CORP NEW     NOTE 4.000% 5/1  912909AE8    42122 22500000 PRN      DEFINED 01                  0        0 22500000
XTO ENERGY INC                 COM              98385X106   335016  7200000 SH       DEFINED 01            7200000        0        0